Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America Segment	International Segment	Segment Total	Corporate	Total
2014

Net revenue external customers	$10,500,095	$5,265,011	$15,765,106	$66,507	$15,831,613
Inter - segment revenue	8,992	343	9,335	(9,335)	-
Revenue	10,509,087	5,265,354	15,774,441	57,172	15,831,613
Depreciation and amortization	(364,137)	(190,698)	(554,835)	(144,493)	(699,328)
Operating Income	1,642,911	970,456	2,613,367	(358,834)	2,254,533
Income (loss) from equity method investees	18,457	6,381	24,838	-	24,838
Segment assets	16,925,685	6,130,597	23,056,282	2,390,819	25,447,101
thereof investments in equity method investees	291,118	385,704	676,822	-	676,822
Capital expenditures, acquisitions and investments (1)	2,006,585	413,124	2,419,709	290,976	2,710,685

2013

Net revenue external customers	$9,606,111	$4,970,319	$14,576,430	$33,297	$14,609,727
Inter - segment revenue	7,045	-	7,045	(7,045)	-
Revenue	9,613,156	4,970,319	14,583,475	26,252	14,609,727
Depreciation and amortization(2)	(331,397)	(188,104)	(519,501)	(128,724)	(648,225)
Operating Income(3)	1,623,071	897,191	2,520,262	(264,066)	2,256,196
Income (loss) from equity method investees(4)	16,388	9,717	26,105	-	26,105
Segment assets	14,698,039	6,177,482	20,875,521	2,244,385	23,119,906
thereof investments in equity method investees	268,370	396,076	664,446	-	664,446
Capital expenditures, acquisitions and investments (5)	789,340	286,420	1,075,760	167,903	1,243,663

2012

Net revenue external customers	$9,031,108	$4,740,132	$13,771,240	$29,042	$13,800,282
Inter - segment revenue	10,072	-	10,072	(10,072)	-
Revenue	9,041,180	4,740,132	13,781,312	18,970	13,800,282
Depreciation and amortization(2)	(311,198)	(179,431)	(490,629)	(112,267)	(602,896)
Operating Income (3)	1,597,643	840,644	2,438,287	(219,714)	2,218,573
Income (loss) from equity method investees(4)	12,844	4,598	17,442	-	17,442
Segment assets	14,170,453	5,892,477	20,062,930	2,263,068	22,325,998
thereof investments in equity method investees	266,521	370,852	637,373	-	637,373
Capital expenditures, acquisitions and investments (6)	2,147,522	230,888	2,378,410	175,808	2,554,218

(1) North America and International acquisitions exclude $35,656 and $172,018, respectively, of non-cash acquisitions and investments for 2014.
(2) At December 31, 2013 and 2012 depreciation in the amount of $3,560 and $4,909, respectively, relating to research and development has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(3) At December 31, 2013 and 2012 certain items, in the net aggregate amount of $37,970 and $13,670, respectively, relating to research and development, compensation expense and income from equity method investees have been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation as applicable.
(4) At December 31, 2013 and 2012 income (loss) from equity method investees in the amount of $5,136 and $6,885, respectively, has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(5) North America and International acquisitions exclude $48,231 and $18,686, respectively, of non-cash acquisitions and investments for 2013.
(6) North America and International acquisitions exclude $484,699 and $6,624, respectively, of non-cash acquisitions and investments for 2012.

Schedule of revenue from external customers
	Germany	North America	Rest of the World	Total

2014
Net revenue	$456,937	$10,500,095	$4,874,581	$15,831,613
Long-lived assets	543,184	14,790,265	3,182,123	18,515,572

2013
Net revenue	$437,459	$9,606,111	$4,566,157	$14,609,727
Long-lived assets	609,040	12,891,384	3,226,779	16,727,203

2012
Net revenue	$409,195	$9,031,108	$4,359,979	$13,800,282
Long-lived assets	493,782	12,428,762	3,185,773	16,108,317